Label	Element	Value
One+One Nasdaq-100® and Bitcoin ETF | United States Treasury Bill 3.61% 3/17/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	63.80%
One+One Nasdaq-100® and Bitcoin ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(63.10%)
One+One Nasdaq-100® and Bitcoin ETF | Nasdaq-100 Micro E-Mini Futures Mar26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.90%
One+One Nasdaq-100® and Bitcoin ETF | CME Micro Bitcoin Futures Mar26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%